Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		6 Months Ended
	Jun. 08, 2020	Jun. 05, 2020	May 26, 2020	May 20, 2020	Apr. 02, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020
Warrants [Abstract]
Gross proceeds						$ 51,092		$ 48,867	$ 13,225
Shares to be issued upon exercise of remaining warrants						860,213	860,213	860,213
Class A [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants						47,916	47,916	47,916
Class B [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants						415,845	415,845	415,845
Class D [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)	614,046
Warrant exercise price (in dollars per share)	$ 1.60				$ 2.72	$ 1.60	$ 1.60	$ 1.60				$ 1.92
Gross proceeds	$ 982
Unexercised warrants outstanding (in shares)						4,368,750	4,368,750	4,368,750
Shares to be issued upon exercise of remaining warrants						273,046	273,046	273,046
Representative Warrants [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants						123,406	123,406	123,406
Over-Allotment Option [Member] | Class D [Member]
Warrants [Abstract]
Warrants issued (in shares)					1,764,500
Number of securities called by warrants (in shares)					110,281
Warrant exercise price (in dollars per share)					$ 3.40
Private Placement [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)	3,672,750	556,250	4,953,813	2,507,812						2,709,375	2,684,375	3,171,875	3,125,000
Warrant exercise price (in dollars per share)	$ 1.60	$ 1.92	$ 1.28	$ 1.44
Original warrant exercise price (in dollars per share)	$ 1.92			$ 1.92
Gross proceeds	$ 5,877	$ 1,068	$ 6,341	$ 3,611
Unexercised warrants outstanding (in shares)	0
Private Placement [Member] | Maximum [Member]
Warrants [Abstract]
Original warrant exercise price (in dollars per share)			$ 2.16
Private Placement [Member] | Minimum [Member]
Warrants [Abstract]
Original warrant exercise price (in dollars per share)			$ 1.92
Public Offering [Member]
Warrants [Abstract]
Number of securities included in units offered (in shares)					2,536,468
Issuance of common stock (in shares)							2,263,421
Number of securities called by warrants (in shares)					2,536,468
Warrant exercise price (in dollars per share)					$ 2.72
Gross proceeds					$ 6,899		$ 4,100
Public Offering [Member] | Class D [Member]
Warrants [Abstract]
Number of securities included in units offered (in shares)					40,583,500